CONDENSED BALANCE SHEETS (UNAUDITED) (Parentheticals) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	26,666,667	26,666,667
Ordinary shares, shares issued	10,634,166	10,482,056
Ordinary shares, shares outstanding	10,634,166	10,482,056